Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities.
Schedule of other payables

	As at December 31
(in EUR 000)	2024	2023
Holiday pay accrual	903	791
Salary	3,354	1,801
Accrued expenses	511	250
Foreign currency swaps and forwards - current	353	90
Other	1,103	200
Total other payables	6,224	3,132

Schedule of foreign currency swaps

	As at December 31
(in EUR 000)	2024	2023
Foreign currency swaps EUR - NIS (in EUR)	—	847
Foreign currency swaps EUR - NIS (in NIS)	—	3,500
Foreign currency swaps NIS - EUR (in NIS)	—	14,000
Foreign currency swaps NIS - EUR (in EUR)	—	3,334
Foreign currency swaps EUR - USD (in EUR)	5,000	18,000
Foreign currency swaps EUR - USD (in USD)	5,451	19,787
Foreign currency forwards EUR - USD (in EUR)	4,000	—
Foreign currency forwards EUR - USD (in USD)	4,277	—

Schedule of fair value hierarchy hedging instruments

	As at December 31, 2024
(in EUR 000)	Level I	Level II	Level III	Total
Financial liabilities	—	—	—	—
Foreign currency forwards	—	95	—	95
Foreign currency swaps	—	258	—	258

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2024	2023
Opening value at January 1	343	1
Settled contracts	(343)	(1)
Fair value adjustments	—	343
Closing value at December 31	—	343

The change in the balance of the financial liability is detailed as follows:

(in EUR 000)	2024	2023
Opening value at January 1	90	10
Fair value adjustments	353	90
Settled contracts	(90)	(10)
Closing value at December 31	353	90